Segment and geographic information - Major components of Income (loss) before income taxes in "Other" (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting Information [Line Items]
Equity in earnings of affiliates		¥ 34,516	¥ 33,000	¥ 33,917
Total		326,260	316,179	185,849
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain (loss) related to economic hedging transactions		(6,461)	(7,279)	6,370
Realized gain on investments in equity securities held for operating purposes		785	1,092	187
Equity in earnings of affiliates		34,248	32,342	32,727
Corporate items		(41,884)	(6,439)	(52,314)
Other	[1],[2]	69,677	17,891	19,177
Total		¥ 56,365	¥ 37,607	¥ 6,147

[1]	Amounts reported for the year ended March 31, 2018 include the gain recognized in earnings in connection with the liquidation of a non-Japanese subsidiary during the year.
[2]	Includes the impact of Nomura's own creditworthiness for the period ended March 31, 2016.